Allowance for Loan Losses - Impaired Financing Receivables (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	$ 13,066	$ 7,580
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	19,208	8,702
Impaired financing receivables, with no related allowance recorded, Related Allowance
Impaired financing receivables, with an allowance recorded, Recorded Investment	13,024	19,800
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	14,227	25,409
Impaired financing receivables, with an allowance recorded, Related Allowance	4,006	4,811
Impaired financing receivables, Recorded Investment, Total	26,090	27,380
Impaired financing receivables, Unpaid Principal Balance, Total	33,435	34,111
Impaired financing receivables, Related Allowance, Total	4,006	4,811
Impaired financing receivables, Average Recorded Investment, Total	26,720	23,356
Impaired financing receivables, Interest Income Recognized, Total	1,818	2,028
Commercial & Agriculture [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	5,053	2,914
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	5,226	3,010
Impaired financing receivables, with no related allowance recorded, Related Allowance
Impaired financing receivables, with an allowance recorded, Recorded Investment	367	2,344
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	385	3,645
Impaired financing receivables, with an allowance recorded, Related Allowance	286	811
Impaired financing receivables, Recorded Investment, Total	5,420	5,258
Impaired financing receivables, Unpaid Principal Balance, Total	5,611	6,655
Impaired financing receivables, Related Allowance, Total	286	811
Impaired financing receivables, Average Recorded Investment, Total	4,762	4,713
Impaired financing receivables, Interest Income Recognized, Total	276	481
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	5,446	3,804
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	8,114	4,739
Impaired financing receivables, with no related allowance recorded, Related Allowance
Impaired financing receivables, with an allowance recorded, Recorded Investment	8,495	13,896
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	8,681	16,534
Impaired financing receivables, with an allowance recorded, Related Allowance	2,354	2,940
Impaired financing receivables, Recorded Investment, Total	13,941	17,700
Impaired financing receivables, Unpaid Principal Balance, Total	16,795	21,273
Impaired financing receivables, Related Allowance, Total	2,354	2,940
Impaired financing receivables, Average Recorded Investment, Total	16,482	13,529
Impaired financing receivables, Interest Income Recognized, Total	958	1,268
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	2,566	862
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	5,346	953
Impaired financing receivables, with no related allowance recorded, Related Allowance
Impaired financing receivables, with an allowance recorded, Recorded Investment	3,561	2,984
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	4,554	4,127
Impaired financing receivables, with an allowance recorded, Related Allowance	1,199	336
Impaired financing receivables, Recorded Investment, Total	6,127	3,846
Impaired financing receivables, Unpaid Principal Balance, Total	9,900	5,080
Impaired financing receivables, Related Allowance, Total	1,199	336
Impaired financing receivables, Average Recorded Investment, Total	4,909	3,751
Impaired financing receivables, Interest Income Recognized, Total	557	262
Real Estate Construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	521
Impaired financing receivables, with no related allowance recorded, Related Allowance
Impaired financing receivables, with an allowance recorded, Recorded Investment	541	576
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	547	1,103
Impaired financing receivables, with an allowance recorded, Related Allowance	107	239
Impaired financing receivables, Recorded Investment, Total	541	576
Impaired financing receivables, Unpaid Principal Balance, Total	1,068	1,103
Impaired financing receivables, Related Allowance, Total	107	239
Impaired financing receivables, Average Recorded Investment, Total	533	1,363
Impaired financing receivables, Interest Income Recognized, Total	25	17
Consumer and Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired financing receivables, with no related allowance recorded, Recorded Investment	1
Impaired financing receivables, with no related allowance recorded, Unpaid Principal Balance	1
Impaired financing receivables, with no related allowance recorded, Related Allowance
Impaired financing receivables, with an allowance recorded, Recorded Investment	60
Impaired financing receivables, with an allowance recorded, Unpaid Principal Balance	60
Impaired financing receivables, with an allowance recorded, Related Allowance	60	485
Impaired financing receivables, Recorded Investment, Total	61
Impaired financing receivables, Unpaid Principal Balance, Total	61
Impaired financing receivables, Related Allowance, Total	60	485
Impaired financing receivables, Average Recorded Investment, Total	34
Impaired financing receivables, Interest Income Recognized, Total	$ 2